INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS

Intangible Assets
Cost
Balance at December 31, 2021	563
Additions	3,370
Balance at December 31, 2022	3,933
Purchase Price Allocation Adjustment	530
Balance at December 31, 2023	4,463
Accumulated Depreciation
Balance at December 31, 2021	113
Depreciation	112
Balance at December 31, 2022	225
Depreciation	796
Balance at December 31, 2023	1,021

Carrying Amounts
Balance at December 31, 2022	3,708
Balance at December 31, 2023	3,442